Redeemable Convertible Preferred Stock - Summary of Redeemable Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized	0	204,198,489	204,198,489
Shares Issued and Outstanding		202,009,981	201,335,862
Carrying Value		$ 127,039	$ 125,647
Redeemable convertible preferred stock, liquidation preference value		$ 128,922	$ 128,353
Series A-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		746,426	746,426
Shares Issued and Outstanding		746,426	746,426
Carrying Value		$ 238	$ 238
Redeemable convertible preferred stock, liquidation preference value		$ 305	$ 305
Series A-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		9,869,218	9,869,218
Shares Issued and Outstanding		8,805,587	8,509,579
Carrying Value		$ 4,147	$ 3,876
Redeemable convertible preferred stock, liquidation preference value		$ 4,399	$ 4,251
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		3,968,775	3,968,775
Shares Issued and Outstanding		3,968,775	3,590,664
Carrying Value		$ 3,980	$ 3,234
Redeemable convertible preferred stock, liquidation preference value		$ 4,421	$ 4,000
Series C-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		43,278,699	43,278,699
Shares Issued and Outstanding		42,153,822	42,153,822
Carrying Value		$ 20,975	$ 20,648
Redeemable convertible preferred stock, liquidation preference value		$ 22,297	$ 22,297
Series C-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		26,537,826	26,537,826
Shares Issued and Outstanding		26,537,826	26,537,826
Carrying Value		$ 15,390	$ 15,390
Redeemable convertible preferred stock, liquidation preference value		$ 15,000	$ 15,000
Series C-3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		24,605,790	24,605,790
Shares Issued and Outstanding		24,605,790	24,605,790
Carrying Value		$ 14,973	$ 14,965
Redeemable convertible preferred stock, liquidation preference value		$ 15,000	$ 15,000
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		95,191,755	95,191,755
Shares Issued and Outstanding		95,191,755	95,191,755
Carrying Value		$ 67,336	$ 67,296
Redeemable convertible preferred stock, liquidation preference value		$ 67,500	$ 67,500